Inventories, Net	12 Months Ended
Dec. 31, 2018
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Inventories, Net
11)	INVENTORIES, NET

As of December 31, 2018 and 2017, the consolidated balance of inventories was summarized as follows:

		2018	2017
Finished goods	Ps	6,777	5,933
Work-in-process		3,818	3,814
Raw materials		3,813	3,237
Materials and spare parts		5,964	4,996
Inventory in transit		876	872

	Ps	21,248	18,852

For the years ended December 31, 2018, 2017 and 2016, CEMEX recognized within “Cost of sales” in the income statement, inventory impairment losses of Ps114, Ps23 and Ps52, respectively.